Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

NOTE 7. COMMITMENTS AND CONTINGENCIES

Guaranties

We executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects. The guaranty agreements unconditionally guarantee the banks that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. The first project was completed and refinanced and its completion guaranty was released as of June 30, 2012. The second project was completed and operations commenced during the three months ended September 30, 2012 and the third project under development was proceeding on schedule. We believe any liabilities associated with these guaranties will be de minimus and therefore we have not recorded a corresponding liability on our Consolidated Financial Statements.

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

For the three and nine months ended September 30, 2012, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $61,181 and $181,682, respectively. For the three and nine months ended September 30, 2011, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $68,355 and $201,231, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Consolidated Balance Sheets. As of September 30, 2012 and December 31, 2011, those amounts were $381,869 and $325,508, respectively.

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
Remainder of 2012	$70,825
2013	256,950
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total minimum lease payments	$1,468,296

Contingent Consideration

Pursuant to the Acquisition, we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use during the period from the date of the Acquisition through January 1, 2014. If the NOLs become subject to limitation under Section 382(a) we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of September 30, 2012, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of September 30, 2012 or December 31, 2011.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Guaranties

The Company executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of our unconsolidated affiliate, Venture I, in connection with construction loans for the three development projects. The guaranty agreements unconditionally guarantee the banks that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2011, one such project was completed and the other two projects under development were proceeding on schedule. The Company believes any amounts associated with these guaranties will be de minimus and therefore has not recorded a corresponding liability.

Leases

The Company leases its primary office space. The lease requires monthly base rent payments of approximately $20,115 for the first year and then incremental increases each year thereafter. The current lease started January 1, 2011 and expires December 31, 2017. In addition, the Company pays certain facility operating costs as a portion of rent expense. During the first quarter of 2011, the Company commenced improvements to the Denver office and completed these improvements during the second quarter. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement of $186,600 that is recognized on a straight-line basis over the life of the lease.

For the years ended December 31, 2011 and 2010, the straight-line amount recorded as an expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $225,479 and $229,795, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent” in the Consolidated Balance Sheets. As of December 31, 2011, that amount was $325,508. There was no such deferred rent balance at December 31, 2010. The Company also leases additional office space in two locations. These contracts require monthly payments totaling approximately $2,700 and have terms of six months or less.

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
2012	$178,247
2013	253,449
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total	$1,572,217

Contingent Consideration Related to the Acquisition

Pursuant to the Acquisition, we are required to issue an additional 8,000,000 NOL Shares if there is not a specified amount of NOLs for state and Federal income tax purposes for use during the period from the date of the Acquisition to January 1, 2014. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ended December 31, 2013. As of December 31, 2011, we do not consider the issuance of these shares probable. As such, we have not recorded any contingent consideration for possible issuance of these shares as of December 31, 2011. See Note 3 for additional information.